Business Acquisitions - Schedule of Business Pro Forma (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Net Revenue	$ 3,962,434	$ 8,324,685	$ 4,225,537
Operating loss	(2,386,251)	(1,399,566)	(1,893,526)
Net loss	$ (2,438,263)	$ (2,062,652)	$ (2,090,371)